Fair value measurements (Details) - Schedule of change in the fair value of warrant liabilities and working capital loan - Kludein I Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Apr. 01, 2022	Jan. 31, 2022
Private Placement [Member]
Fair value measurements (Details) - Schedule of change in the fair value of warrant liabilities and working capital loan [Line Items]
Fair value at beginning	$ 3,131,574
Initial measurement		3,744,000
Change in fair value	(2,715,574)	(612,426)
Transfer to Level 1
Fair value at ending	416,000	3,131,574
Public [Member]
Fair value measurements (Details) - Schedule of change in the fair value of warrant liabilities and working capital loan [Line Items]
Fair value at beginning
Initial measurement		6,210,000
Change in fair value		(1,380,000)
Transfer to Level 1		(4,830,000)
Fair value at ending
Warrant Liabilities [Member]
Fair value measurements (Details) - Schedule of change in the fair value of warrant liabilities and working capital loan [Line Items]
Fair value at beginning	3,131,574
Initial measurement		9,954,000
Change in fair value		(1,992,426)
Transfer to Level 1		(4,830,000)
Fair value at ending		3,131,574
Working Capital Loan [Member]
Fair value measurements (Details) - Schedule of change in the fair value of warrant liabilities and working capital loan [Line Items]
Fair value at beginning
Initial measurement	52,522		$ 177,331	$ 184,807	$ 83,396	$ 264,900
Change in fair value	(341,057)
Fair value at ending	$ 421,900